Note 8 - Income Taxes - Tax Effects of the Cumulative Temporary Differences Resulting in the Net Deferred Income Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Note 8 - Income Taxes - Tax Effects of the Cumulative Temporary Differences Resulting in the Net Deferred Income Tax Asset (Liability) (Details)
Accrued expenses	$ 1,326	$ 1,588
Allowance accounts	6,560	6,161
Net operating loss carryforward	115,254	105,844
Equity method investment	35,292	35,292
Original issue discount	3,287	6,000
Interest limitation	14,645	10,132
Basis in identified intangibles	5,499	7,090
Tax credit carryforwards	4,733	5,070
Other	3,585	4,443
Total deferred income tax asset	190,181	181,620
Valuation allowance	(189,306)	(170,937)
Net deferred income tax asset	875	10,683
Unbilled receivables	(875)	(1,949)
Total deferred income tax asset, net	$ 0	$ 8,734